Intangible Assets, Net (Schedule of intangible assets, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Balance, opening	$ 363
Balance, ending	297	$ 363
Cost [Member] | License and Knowhow [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, opening	1,538	1,538
Additions	0	0
Balance, ending	1,538	1,538
Accumulated Amortization [Member] | License and Knowhow [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, opening	(1,175)	(1,109)
Additions	66	66
Balance, ending	(1,241)	(1,175)
Amortized cost [Member] | License and Knowhow [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, opening	363
Balance, ending	$ 297	$ 363